Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Accounting and Consolidation
Basis of Accounting and Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared by the Company and reflect all adjustments, consisting only of normal recurring adjustments, that are, in the opinion of management, necessary for the fair presentation of its financial position, results of operations, cash flows and stockholders’ equity for the interim periods presented. The statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and the applicable rules and regulations of the Securities and Exchange Commission (SEC) for interim financial information and include the accounts of the Company and its wholly owned subsidiaries. Accordingly, these statements do not include all information and footnotes required by U.S. GAAP for annual consolidated financial statements, and should be read in conjunction with the Company’s audited consolidated financial statements as of and for the fiscal year ended December 31, 2024 included in the Company’s final prospectus, dated July 29, 2025, filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended (Securities Act), on July 31, 2025 (the Prospectus) in connection with the Company’s initial public offering (IPO). The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the operating results expected for the full fiscal year or future operating periods.
The condensed consolidated balance sheet as of December 31, 2024 has been derived from the Company’s audited consolidated financial statements. All significant intercompany balances and transactions have been eliminated in consolidation.
There have been no material changes to the Company’s significant accounting policies described in Note 2 - Summary of Significant Accounting Policies, of the notes to the Company’s audited consolidated financial statements.

Basis of Accounting and Consolidation
The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and the applicable rules and regulations of the Securities and Exchange Commission (SEC) and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates are used for, but not limited to, write-down for excess and obsolete inventories, useful lives for property, equipment and software, allowance for sales returns and discounts, allowance for credit losses, warranties, accrued liabilities, determination of the fair value of stock-based awards, warrants, and deemed dividends, and the realization of tax assets and estimates of tax reserves. These estimates are subjective in nature and involve judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at fiscal year-end
and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. In the current macroeconomic environment affected by geopolitical uncertainty, these estimates require increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, these estimates may change materially in future periods.

Nonmonetary Transactions
Nonmonetary Transactions
The Company accounts for nonmonetary transactions in accordance with ASC 845,
Nonmonetary Transactions
. These transactions, if determined to have commercial substance, are generally recorded at the fair value of the assets or services received. During the fiscal year ended December 31, 2024, the Company received nonreciprocal transfer of assets with a vendor. The total fair value of nonmonetary transactions recorded during the period was approximately $1.6 million, which was recognized as a gain in cost of sales. Management evaluates nonmonetary transactions on a case-by-case
basis to ensure compliance with applicable accounting guidance and to reflect the economic substance of the exchange.

Unaudited Pro Forma Information
Unaudited Pro Forma Information
Immediately prior to the closing of a qualified initial public offering (IPO), all of the Company’s outstanding redeemable convertible preferred stock will automatically convert into 12,729,349 shares of common stock based on the number of shares outstanding and the applicable conversion price as of December 31, 2024, which includes the issuance of shares of common stock upon the exercise of warrants in connection with an IPO (the IPO Exercised Warrants) and the settlement of the settlement of RSUs outstanding under the 2020 Plan for which the performance-based vesting condition will be satisfied in connection with an IPO and for which any service-based vesting condition was satisfied on or before the date of an IPO (the IPO Vesting RSUs). In the accompanying statements of operations and comprehensive loss, unaudited pro forma basic and diluted net loss per share of common stock has been prepared to give effect to the automatic conversion of all outstanding shares of redeemable convertible preferred stock the exercise of the IPO Exercised Warrants and the settlement of the IPO Vesting Warrants, each as if they had been converted, exercised or settled, as applicable, at the beginning of the reporting period. The shares of the Company’s common stock expected to be issued, and the related net proceeds expected to be received, in connection with the planned IPO are excluded from such pro forma information.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments acquired with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value, due to the short maturity of these instruments.

Accounts Receivable
Accounts Receivable
Accounts receivable are recorded at the invoice amount, net of an allowance for expected credit losses. The Company assesses the collectability of outstanding customer invoices, and if deemed necessary maintains an allowance for estimated losses resulting from uncollectible customer receivables. In estimating this allowance, the Company considers factors such as historical collection experience, a customer’s current creditworthiness, customer concentrations, age of the receivable balance, both individually and in the aggregate, and general macroeconomic conditions that may affect a customer’s ability to pay. Actual customer collections could differ from the Company’s estimates. For the years ended December 31, 2024 and 2023, the Company did not record an allowance for expected credit losses as all amounts outstanding were deemed collectible.

Initial Public Offering
Initial Public Offering
On July 18, 2025, the Company effected a
1-for-28
reverse stock split (the Stock Split) of the Company’s issued and outstanding shares of common stock and options to purchase common stock. The Stock Split reduced the number of shares of the Company’s issued and outstanding common stock, as well as the numbers of shares underlying the RSUs and the numbers of shares reserved and available for future issuance and underlying outstanding options to purchase common stock. The Stock Split did not affect the par values per share or total authorized common stock. Accordingly, all share and per share amounts for all periods presented in the consolidated financial statements have been adjusted retroactively, where applicable, to reflect the Stock Split.
On July 31, 2025, the Company completed its IPO, in which 4,600,000 shares of common stock, par value $0.000001 per share, were issued and sold, inclusive of the exercise in full of the underwriters’ option to purchase 600,000 additional shares. The Company received net proceeds of $102.7 million after deducting underwriting discounts and commissions of $7.7 million, but before offering expenses. In connection with the IPO, all shares of redeemable convertible preferred stock then outstanding automatically converted into an aggregate of 12,729,240 shares of common stock, and the Company issued 424,033 shares of common stock upon exercise of warrants and will, at the expiration of the applicable lock-up
period, issue 34,254 shares of common stock upon settlement of restricted stock units (RSUs) outstanding for which the performance-based vesting condition was satisfied in connection with the IPO.

Concentration of Risks
Concentration of Risks
Financial Instruments
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. The Company maintains its cash and cash equivalent balances in highly rated financial institutions, which at times may exceed federally insured limits or be held in foreign jurisdictions. The Company has not experienced any loss relating to cash and cash equivalents in these accounts and believes no significant concentration risk exists with respect to cash. The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral.
Demand
The Company had three customers representing 38%, 26% and 11%, respectively, of total accounts receivable as of September 30, 2025. The Company had three customers representing 61%, 17% and 10%, respectively, of total accounts receivable as of September 30, 2024, one of which was the same customer as of September 30, 2025.
There were three end customers representing 41%, 26% and 21%, respectively, of total net sales for the three months ended September 30, 2025. These same three end customers represented 39%, 28%, and 18%, respectively, of total net sales for the nine months ended September 30, 2025.
There were three end customers representing 47%, 26%, and 14%, respectively, of total net sales for the three months ended September 30, 2024. These same three end customers represented 37%, 23%, and 20%, respectively, of total net sales for the nine months ended September 30, 2024, two of which were the same customers as of the three and nine months ended September 30, 2025.
The loss of one or more of these customers could have a material adverse impact on the Company’s results of operations and financial position.
Supply
The Company’s products depend on a sole supplier of wafers and a limited number of third-party manufacturers. The continued and timely supply of input materials and the availability of manufacturing capacity and packaging and testing services impact the Company’s ability to meet customer demand. Supply chain disruptions, shortages of raw materials, and manufacturing limitations could limit the Company’s ability to meet customer demand and result in delayed, reduced, or canceled orders. The Company has established relationships with leading suppliers and partners, and believe these relationships increase the resiliency of the Company’s supply chain for its customers. From time to time, subject to inventory disruptions, the Company’s customers may buy and hold excess inventories. Consequently, the Company may be subject to resulting fluctuations in the demand for its products.
End Customer Concentration
Although the Company recognizes revenue and directly invoices distributors for sales of its products, the timing and uncertainty of its revenue and cash flows are most impacted by the ultimate end customer. The following is a summary of net sales for the three and nine months ended September 30, 2025 and 2024, based on the country of the corporate headquarters of the ultimate end customer (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
United States	$16,164	$9,617	$44,808	$28,239
China	1,223	10,107	4,240	26,239
Rest of the World*	778	542	2,722	1,250

Total	$18,165	$20,266	$51,770	$55,728

*	Other countries individually less than 10%

Concentration of Risks
Financial Instruments
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. The Company maintains its cash and cash equivalent balances in highly rated financial institutions, which at times may exceed federally insured limits or be held in foreign jurisdictions. The Company has not experienced any loss relating to cash and cash equivalents in these accounts and believes no significant concentration risk exists with respect to cash. The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral.
Demand
The Company had three customers representing 49%, 19% and 13%, respectively, of total accounts receivable as of December 31, 2024. There were two customers representing 60% and 31%, respectively, of total accounts receivable as of December 31, 2023.
The Company had three customers representing 41%, 24% and 21%, respectively, of total net sales for the year ended December 31, 2024. There were three customers representing 30%, 32% and 17%, respectively, of total net sales for the year ended December 31, 2023.
The loss of one or more of these customers could have a material adverse impact on the Company’s results of operations and financial position.
Supply
The Company’s products depend on a sole supplier of wafers and a limited number of third-party manufacturers. The continued and timely supply of input materials and the availability of manufacturing capacity and packaging and testing services impact the Company’s ability to meet customer demand. Supply chain disruptions, shortages of raw materials, and manufacturing limitations could limit the Company’s ability to meet customer demand and result in delayed, reduced, or canceled orders. The Company has established relationships with leading suppliers and partners, and it believes these relationships increase the resiliency of our supply chain for its customers. From time to time, subject to inventory disruptions, the Company’s customers may buy and hold excess inventories. Consequently, the Company may be subject to resulting fluctuations in the demand for its products.

Deferred Offering Costs
Deferred Offering Costs
Prior to the IPO, deferred offering costs, consisting primarily of accounting, legal and other fees related to the IPO, were capitalized within other current assets in the condensed consolidated balance sheets. Upon consummation of the IPO, $2.8 million of such costs were recorded as a reduction of the proceeds generated from the offering, which was recognized in additional paid-in
capital.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal market or the most advantageous market in which it would transact.
The level of the fair value hierarchy in which the fair value measurement falls is determined by the lowest level input that is significant to the fair value measurement. The fair value hierarchy is as follows:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities that the Company can access at the measurement date.

•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets).

•	Level 3 applies to assets or liabilities for which fair value is derived from valuation techniques in which one or more significant inputs are unobservable, including the Company’s own assumptions.
The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and warrants. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses are considered to approximate their respective fair values due to the short-term nature of such financial instruments. Cash equivalents, measured at fair value on a recurring basis, are categorized as Level 1 based on quoted prices in active markets. On a recurring basis, the Company measures its liability classified warrant obligations at fair value based on Level 3 inputs, which requires a higher degree of judgment (refer to Note 8).
There have been no changes in Level 1, Level 2, and Level 3 and no changes in valuation techniques for these assets or liabilities for the years ended December 31, 2024 or 2023.

Cloud Computing Implementation Costs
Cloud Computing Implementation Costs
Under the guidance in ASU
2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software
(Subtopic 350-40),
we capitalize the implementation costs for cloud computing arrangements, mainly for our inventory management system and accounting system. These cloud-based computing implementation costs are recorded in prepaid expenses and other current assets on our consolidated balance sheets. The capitalized costs are amortized based on the estimated useful life of the software arrangement. Capitalized cloud-based computing implementation costs as of December 31, 2024 and 2023 are:

	2024	2023
Capitalized cloud-based computing implementation costs	$1,137	$1,125
Less: Accumulated amortization	380	13

Capitalized cloud-based computing implementation costs, net	$757	$1,112

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is calculated on a weighted moving average basis. In estimating net realizable value, the Company considers (among other things) the age of its inventories and its product market acceptance based on known business factors and conditions by comparing forecasted customer unit demand for products over a specific future period, or demand horizon, to quantities on hand at the end of each accounting period.

Property, Equipment and Software, Net
Property, Equipment and Software, Net
Property, equipment and software are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets, generally three to five years. The Company capitalizes costs for the fabrication of mask sets used by foundry partners to manufacture the Company’s product. Major additions and betterments that extend the estimated useful lives of assets are capitalized. Repairs, maintenance, and minor replacements that do not materially improve or extend the lives of the respective assets are charged to operating expense as incurred.

Intangible Assets
Intangible Assets
Intangible assets represent costs to acquire licensed intellectual property and software tools. The Company accounts for a noncancelable internal-use
software license as the acquisition of an intangible asset and the incurrence of a liability to the extent that all or a portion of the software licensing fees are not paid on or before the license acquisition. The acquired intangibles are subject to amortization on a straight-line basis over the shorter of their estimated useful lives or term of the license arrangement. Costs incurred to renew or extend the term of a recognized intangible asset are capitalized as part of the intangible and amortized over its revised estimated useful life.

Long-Lived Assets
Long-Lived Assets
Long-lived assets, which consist primarily of property, equipment, software and intangible assets, are reviewed for impairment whenever events or circumstances indicate their carrying value may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. When such events or circumstances arise, an estimate of future undiscounted cash flow produced by the asset, or the appropriate grouping of assets, is compared to the asset’s carrying value to determine if impairment exists. If the asset is determined to be impaired, the impairment loss is measured based on the excess of its carrying value over its fair value. The Company determines fair value based on discounted cash flows using a discount rate commensurate with the risk inherent in the Company’s current business model for the specific asset or asset group being valued.
No long-lived assets were impaired for the years ended December 31, 2024 and 2023.

Leases
Leases
At the commencement date of a lease, the Company recognizes a liability to make lease payments and an asset representing the right to use the underlying asset during the lease term. The lease liability is measured at the present value of lease payments over the lease term. The Company does not combine lease components with non-lease
components and as such, the
non-lease
components are accounted for separately. As its leases typically do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date taking into consideration necessary adjustments for collateral, depending on the facts and circumstances of the lessee and the leased asset, and term to match the lease term. The right-of-use
(ROU) asset is measured at cost, which includes the initial measurement of the lease liability and initial direct costs incurred by the Company and excludes lease incentives. Lease liabilities are recorded in other current liabilities and other non-current
liabilities. ROU assets are recorded in other assets, net. The Company has elected not to recognize ROU assets and lease liabilities that arise from short-term (12 months or less).
Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease costs are recognized on a straight-line basis over the lease term. Lease agreements that contain both lease and non-lease
components are generally accounted for separately.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The Company accounts for its redeemable convertible preferred stock as temporary equity in its consolidated balance sheets due to the nature of the terms of ownership.
Preferred securities that become redeemable upon a contingent event that is not solely within the control of the Company should be classified outside of permanent equity, as in this case a change in control of the Company. Since it is not probable that the instruments will become redeemable, subsequent adjustment to fair value is not required. As such, the redeemable convertible preferred stock was recorded at cost as of December 31, 2024 and 2023, and will remain in temporary equity without further adjustment unless it becomes probable that the redemption feature will become applicable.

Revenue Recognition
Revenue Recognition
The Company’s revenues consist of the sale of its products to the Company’s customers recognized on a point-in-time
basis. The Company’s customers are distributors, large global original equipment manufacturers and other direct customers who design and manufacture devices for the consumer and industrial markets. Revenues are recognized when control of the product is transferred to a customer in an amount that reflects the consideration the Company is expected to be entitled to in exchange for those products, in accordance with Topic 606 (ASC 606),
Revenue from Contracts with Customers
. For direct customers and large global customer contracts, revenue is recognized either when the product is shipped to the customer or upon delivery depending on the prevailing contract terms. For distributor contracts, revenues are recognized when the product is shipped to the distributor as in these cases the distributor is the contracted customer. Revenues are recognized net of sales credits and allowances for returns and discounts, when applicable. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Transaction Price
Transaction Price
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods to the customer. The transaction price is specified in the standard price list or contract and is confirmed at the time the order for products is placed by the customer and acknowledged by the Company. Certain distributor contracts include variable consideration, such as limited price protection, return and stock rotation provisions, while direct customer contracts include general right of return provisions. The Company estimates variable consideration using all available information, including historical experience and current expectations of return and pricing credits and records an allowance to reduce revenue recognized. These estimates take into consideration a range of possible outcomes that are probability-weighted in accordance with the expected value method in ASC 606 for relevant factors such as current contractual and statutory requirements, specific known market events and trends, industry data, and forecasted customer buying and payment patterns. Overall, these reserves reflect the Company’s best estimates of the amount of consideration to which it is entitled based on the terms of the respective underlying contracts. The Company recorded a product returns allowance of approximately $1.0 million and $1.4 million as of December 31, 2024 and 2023, respectively, as reductions of accounts receivable. These allowances are classified as reductions of accounts receivable when the right of offset exists in accordance with ASU
2013-1,
Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities
, or as a current liability.

Performance Obligations
Performance Obligations
Under most of the Company’s contracts, the Company’s single performance obligation is the delivery of promised goods to the customer. The promised goods are explicitly stated in the customer contract and comprise of a single type of good or goods that are substantially the same and are neither capable of being distinct nor separable from the other promised goods in the contract. This performance obligation is satisfied upon transfer of control of the promised goods to the customer, as defined per the shipping terms within the customer’s contract. While the Company’s customers purchase products on a purchase order basis, the vast majority of the Company’s master contracts with customers have an original expected term of one year or less with automatic renewal features. As allowed by ASC 606, the Company has not disclosed the value of any unsatisfied performance obligations related to these contracts.
The Company’s standard terms and conditions provide for a
one-year
warranty coverage on all its products by guaranteeing the product will be free from defects and conform to the product’s specifications. Customers may remedy the warranty claim for a replacement of the product or credit. This assurance-type warranty is not considered a separate performance obligation under ASC 606 and thus no transaction price is allocated to it. The warranty reserve is calculated using historical claim information to project future warranty claims activity.

Contract Balances
Contract Balances
Payments are typically due within 60 to 90 days of invoicing and terms do not include a significant financing component or non-cash
consideration. There are no contract assets, other than accounts receivable, or contract liabilities recorded on the consolidated balance sheets. The Company expenses sales commissions when incurred and these costs are recorded within selling, general and administrative expenses on the consolidated statement of operations and comprehensive loss.

Accrued Contract Costs
Accrued Contract Costs
The Company’s accrued sales commissions are immaterial as of December 31, 2024 and 2023, and are recorded within accrued liabilities on the accompanying consolidated balance sheets.

End Customer Concentration
End Customer Concentration
Although the Company recognizes revenue and directly invoice distributors for sales of its products, the timing and uncertainty of its revenue and cash flows are most impacted by the ultimate end customer. The following is a summary of net sales for the years ended December 31, 2024 and 2023, based on the country of the corporate headquarters of the ultimate end customer (in thousands):

	2024	2023
China	$38,016	$43,113
United States	36,554	17,024
Netherlands	34	3,458
Rest of the World*	1,463	1,942

Total	$76,067	$65,537

*	Other countries individually less than 10%

Cost of Sales
Cost of Sales
The Company’s cost of sales includes the cost of purchasing finished wafers manufactured by independent foundries and costs associated with the assembly, testing, shipping and handling of products along with allocated costs for salary, stock compensation and related benefits for personnel involved in the manufacturing of our products. Cost of sales also includes depreciation for equipment and photomasks supporting the manufacturing process, write downs of inventory, sell-through of products previously reserved for, IP royalties, licensing fees, logistics, quality assurance, warranty, and other costs incurred by the Company.

Segment Information
Segment Information
Segment reporting is based on the “management approach,” following the method that management uses to organize the Company’s reportable segments for which separate financial information is made available to, and evaluated regularly by, the chief operating decision maker (CODM) in allocating resources and in assessing performance. The CODM is the Company’s Chief Executive Officer (CEO), who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. The CEO reviews the Company’s consolidated results as one operating segment. Refer to Note 15 for more information.

Stock-Based Compensation
Stock-Based Compensation
The Company records stock-based compensation expense based upon the grant date fair value for all stock options issued to all persons to the extent such options vest. That expense is determined under the fair value method using the Black-Scholes option pricing model. The Company recognizes the compensation cost for awards on a straight-line basis over the vesting period.
The Black-Scholes option pricing model used to compute stock-based compensation expense requires extensive use of accounting judgment and financial estimates. Items requiring estimation include the fair value of the Company’s common stock, the expected term over which option holders will retain their vested stock options before exercising them, and the estimated volatility of the Company’s common stock price over the expected term of a stock option. Application of alternative assumptions could result in significantly different stock-based compensation amounts being recorded in the consolidated financial statements.

The absence of an active market for the Company’s common stock requires its board of directors, the members of which the Company believes have extensive business, finance and venture capital experience, to determine the fair value of its common stock for purposes of granting options and for calculating stock-based compensation expense for the periods presented. The Company obtained contemporaneous third-party valuations to assist the board of directors in determining fair value. These contemporaneous third-party valuations used the methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation. All options granted were intended to be exercisable at a price per share not less than the fair value of the shares underlying those options on their respective dates of grant.
As there is no public market for its common stock, the Company estimated the volatility of its common stock periodically based on the volatility of publicly traded stock of comparable companies and consistent with authoritative guidance, as such is deemed more representative of future stock price trends than the Company’s historical volatility. The risk-free interest rate assumption is based on observed market interest rates appropriate for the term of the Company’s employee options. As allowed by authoritative guidance, the Company has elected to apply the practical expedient in developing its estimate of the expected term for stock options by using the mid-point
between the vesting date and contractual termination date of the award. The Company has not paid and does not anticipate paying cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. The Company has elected to recognize forfeitures as they occur, and therefore has not estimated potential forfeitures of stock grants and adjusted compensation cost for this estimate. All options granted were intended to be exercisable at a price per share not less than the fair value of the shares underlying those options on their respective dates of grant.
Transactions with
non-employees
in which stock-based payment awards are granted in exchange for the receipt of goods or services may involve a contemporaneous exchange of the stock-based payment awards for goods or services or may involve an exchange that spans several financial reporting periods. Judgment is required in determining the period over which to recognize cost, otherwise known as the non-employee’s
vesting period.

Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred. Research and development costs consist primarily of personnel-related expenses, including stock-based compensation, external consulting and services costs, photomasks not directly attributable to a finished product, equipment tooling and allocations of other costs incurred by the Company. Assets purchased to support the Company’s ongoing research and development activities are capitalized when related to products that have achieved technological feasibility and have an alternative future use and are amortized over their estimated useful lives. The Company also has hosted software subscriptions, which are stated at cost and amortized as part of research and development expense based on usage of the asset or on a straight-line basis over the related period of benefit. Research and development costs were $37.2 million and $44.0 million for the years ended December 31, 2024 and 2023, respectively.

Foreign Currency Translation
Foreign Currency Translation
The functional currency of the Company’s foreign subsidiaries was determined to be the local currency; therefore, assets and liabilities are translated at the current exchange rate at the balance sheet date and statement of operations items are translated at the average exchange rate prevailing during the reporting period. Translation adjustments are included in accumulated other comprehensive loss and as a separate component of stockholders’

deficit. Transaction gains and losses arising from transactions denominated in a currency other than the functional currency of the entity involved are included in other income and expense in the accompanying consolidated statement of operations and comprehensive loss.

Income Taxes
Income Taxes
The Company uses the asset and liability method of accounting for income taxes as set forth in the applicable guidance. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities will be recognized in the period that includes the enactment date. A valuation allowance is established against the deferred tax assets to reduce their carrying value to an amount that is more likely than not to be realized.
The Company accounts for uncertainty in income taxes based on a
“more-likely-than-not”
threshold for the recognition and
de-recognition
of tax positions, which includes the accounting for interest and penalties relating to tax positions. At December 31, 2024, the Company has no unrecognized tax benefits. At December 31, 2023, the Company has unrecognized tax benefits of $1.0 million. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at December 31, 2024 and 2023.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share is based on the weighted effect of common stock issued and outstanding and is calculated by dividing net loss adjusted for dividends declared on preferred stock (whether or not paid), cumulative undeclared dividends, accretion or decretion of mezzanine equity, redemption or induced conversion of preferred stock, amortization of beneficial conversion features and value of the effect of a downround feature, where applicable, by the weighted average number of shares of common stock outstanding during the period without consideration of the effect of securities that could be converted into shares of common stock.
The Company recorded deemed dividends of $2.7 million and $1.9 million for the years ended December 31, 2024 and 2023, respectively, as a result of a down round feature in the Company’s Series E, F, and
F-1
preferred stock triggered during the issuance by the Company of Series G preferred stock (see Note 11).
Diluted net loss per share is calculated by adjusting the weighted average number of shares of common stock outstanding for the dilutive effect of additional shares of common stock that would have been outstanding if potentially dilutive securities had been issued, as determined using the treasury-stock method for stock options and warrants and the if-converted
method for redeemable convertible preferred stock. Potential dilutive securities consist of outstanding preferred stock, stock options, and warrants to purchase the Company’s common and preferred stock. Diluted net loss per share excludes potentially dilutive securities for all periods presented as their effect would be anti-dilutive.
Accordingly, basic and diluted net loss per share is the same for the years ended December 31, 2024 and 2023, and is presented in the accompanying consolidated statements of operations and comprehensive loss.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In November 2024, the FASB issued ASU
2024-03,
Disaggregation of Income Statement Expenses
, which requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements and disclosures.
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The update will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. The Company will adopt this amendment effective with its annual financial statements for the year ending December 31, 2025. The Company is currently evaluating the potential impact of adopting this guidance on the notes to the consolidated financial statements.

Recently Issued Accounting Pronouncements
Not Yet Adopted
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40)
, to enhance transparency and comparability in the reporting of expense information for public entities. The update requires public business entities to disclose disaggregated expense details, such as purchases of inventory, employee compensation, depreciation, and amortization, within each relevant income statement caption. These disclosures must be presented in a tabular format for both interim and annual reporting periods. Additionally, entities are required to include qualitative descriptions of expense components which are not separately disclosed. Early adoption is permitted. The Company will adopt the updates in this amendment on January 1, 2027 for annual periods and January 1, 2028 for interim periods. The Company does not expect a material impact of the disclosure as a result of adoption.
Adopted
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326)
, which requires that all financial assets measured at amortized cost to be evaluated for current expected credit losses. Under the new guidance, immediate recognition of credit losses expected over the life of a financial instrument is required. The pronouncement eliminates the incurred credit loss impairment methodology and replaces it with an expected credit loss concept based on historical experience, current conditions, and reasonable and supportable forecasts. Early adoption is permitted. Topic 326 requires a modified retrospective approach by recording a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Company adopted ASC 326 on January 1, 2023 and determined that the impact was immaterial.
In November 2023, the FASB issued ASU
No. 2023-7,
Segment Reporting: Improvements to Reportable Segment Disclosures (Topic 280)
, which requires disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. Under the new guidance, public entities must disclose significant segment expenses, provided regularly to the CODM, that are included in each reported measure of segment profit or loss. Entities must also disclose any other segment items category for each reportable segment, representing differences in various profit and loss measures, along with descriptions of their composition. Additionally, annual disclosures about a segment’s profit or loss and assets are now required in interim financial reports as well. Entities must disclose the CODM’s title and position, along with an explanation of how they use reported profit and loss measures. Early adoption is permitted. Topic 280 requires amendments to be applied retrospectively to all prior periods presented in the financial statements. The Company adopted ASC 280 on January 1, 2024 for annual periods and January 1, 2025 for interim periods and has included the required updated disclosures within these financial statements.